Stockholders' Deficit - Schedule of Stock Option Activity (Detail) - 2016 Plan - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Options outstanding, Beginning balance, shares		1,661,750	252,850	0
Granted, shares		505,760	1,452,550	260,725
Forfeited / Cancelled, shares		(47,912)	(43,650)	(7,875)
Options outstanding, Ending balance, shares	1,661,750	2,119,598	1,661,750	252,850	0
Options vested and exercisable, shares	493,423		493,423
Options vested and expected to vest, shares	1,661,750		1,661,750
Weighted- average exercise price
Options outstanding, Beginning balance (usd per share)		$ 11.96	$ 40.16	$ 0.00
Granted (usd per share)		2.98	7.11	40.16
Forfeited / Cancelled (usd per share)		8.44	0.00	40.00
Options outstanding, Ending balance (usd per share)	$ 11.96	$ 9.90	11.96	$ 40.16	$ 0.00
Options vested and exercisable (usd per share)	15.64		15.64
Options vested and expected to vest (usd per share)	$ 11.96		$ 11.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average contractual life, Options outstanding	9 years 1 month 15 days	8 years 10 months 5 days	9 years 1 month 14 days	9 years 4 months 28 days	0 years
Weighted-average contractual life, Options granted		9 years 8 months	10 years	10 years
Weighted-average contractual life, Options vested and exercisable			9 years 5 days
Weighted-average contractual life, Options vested and expected to vest		8 years 6 months 10 days	9 years 1 month 15 days
Aggregate intrinsic value, Options outstanding		$ 75	$ 37	$ 0
Aggregate intrinsic value, Options granted		0	91	37
Aggregate intrinsic value, Options outstanding	$ 75	$ 0	75	$ 37	$ 0
Aggregate intrinsic value, vested and exercisable	2		2
Aggregate intrinsic value, Vested and expected to vest	$ 75		$ 75